Form 5500	12 Months Ended
Dec. 31, 2025
EBP 003
Form 5500
Form 5500

7. Form 5500

The following table reconciles net assets available for benefits per the Statements of Net Assets Available for Benefits to the Form 5500:

	December 31,
	2025	2024
Net assets available for benefits per the Statements of Net Assets Available for Benefits	$5,043,856,838	$4,590,494,893
Adjustments from contract value to fair value for fully benefit-responsive investment contract	(5,255,449)	(10,946,100)
Net assets available for benefits per the Form 5500	$5,038,601,389	$4,579,548,793

The following table reconciles the Statement of Changes in Net Assets Available for Benefits to the Form 5500:

December 31,
2025
Net increase in net assets available for benefits per the financial statements	$453,361,945
Net change from contract value to fair value for fully benefit-responsive investment contract	5,690,651
Net income per the Form 5500	$459,052,596

GAAP requires that the Plan reports interest in fully benefit-responsive contracts at contract value, while the Form 5500 is required to report these investments at fair value.

In addition, certain other line items of net asset additions in the 2025 Form 5500 differ from similar classifications in the accompanying financial statements. However, such differences are not considered material and create no other differences in the balance of net assets available for benefit at December 31, 2025.